Segmented Information - Schedule of Company's Geographical Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Sales	$ 843,215	$ 891,557
Percentage of revenue derived from silver and gold interests located in geographic area	100.00%	100.00%
Silver and gold interests	$ 5,423,277	$ 5,919,272
Percentage of silver and gold interests located in geographic area	99.00%	100.00%
Canada [member]
Disclosure of geographical areas [line items]
Sales	$ 106,733	$ 150,567
Percentage of revenue derived from silver and gold interests located in geographic area	13.00%	17.00%
Percentage of silver and gold interests located in geographic area	8.00%	13.00%
United States [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from silver and gold interests located in geographic area	0.00%	0.00%
Percentage of silver and gold interests located in geographic area	0.00%	0.00%
Mexico [member]
Disclosure of geographical areas [line items]
Sales	$ 162,390	$ 181,190
Percentage of revenue derived from silver and gold interests located in geographic area	19.00%	20.00%
Percentage of silver and gold interests located in geographic area	9.00%	0.00%
Greece [member]
Disclosure of geographical areas [line items]
Sales	$ 8,756	$ 11,261
Percentage of revenue derived from silver and gold interests located in geographic area	1.00%	1.00%
Percentage of silver and gold interests located in geographic area	0.00%	0.00%
Portugal [member]
Disclosure of geographical areas [line items]
Sales	$ 8,616	$ 9,311
Percentage of revenue derived from silver and gold interests located in geographic area	1.00%	1.00%
Percentage of silver and gold interests located in geographic area	0.00%	0.00%
Sweden [member]
Disclosure of geographical areas [line items]
Sales	$ 27,569	$ 35,721
Percentage of revenue derived from silver and gold interests located in geographic area	3.00%	4.00%
Percentage of silver and gold interests located in geographic area	1.00%	0.00%
Argentina / Chile [member]
Disclosure of geographical areas [line items]
Sales	$ 12,041	$ 11,662
Percentage of revenue derived from silver and gold interests located in geographic area	1.00%	1.00%
Percentage of silver and gold interests located in geographic area	5.00%	0.00%
Brazil [member]
Disclosure of geographical areas [line items]
Sales	$ 317,597	$ 253,582
Percentage of revenue derived from silver and gold interests located in geographic area	38.00%	29.00%
Percentage of silver and gold interests located in geographic area	52.00%	83.00%
Peru [member]
Disclosure of geographical areas [line items]
Sales	$ 199,513	$ 238,263
Percentage of revenue derived from silver and gold interests located in geographic area	24.00%	27.00%
Percentage of silver and gold interests located in geographic area	24.00%	4.00%
Silver interests [member]
Disclosure of geographical areas [line items]
Sales	$ 419,274	$ 480,341
Silver and gold interests	2,080,688	2,435,999
Silver interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Silver and gold interests	36,798	45,741
Silver interests [member] | United States [member]
Disclosure of geographical areas [line items]
Silver and gold interests	433	433
Silver interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Silver and gold interests	539,620	560,727
Silver interests [member] | Greece [member]
Disclosure of geographical areas [line items]
Silver and gold interests	9,036	15,138
Silver interests [member] | Portugal [member]
Disclosure of geographical areas [line items]
Silver and gold interests	23,725	24,598
Silver interests [member] | Sweden [member]
Disclosure of geographical areas [line items]
Silver and gold interests	39,614	42,180
Silver interests [member] | Argentina / Chile [member]
Disclosure of geographical areas [line items]
Silver and gold interests	266,989	502,598
Silver interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Silver and gold interests	1,164,473	1,244,584
Gold interests [member]
Disclosure of geographical areas [line items]
Sales	423,941	411,216
Silver and gold interests	3,342,589	3,483,273
Gold interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Silver and gold interests	411,807	452,768
Gold interests [member] | Brazil [member]
Disclosure of geographical areas [line items]
Silver and gold interests	2,808,731	2,904,835
Gold interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Silver and gold interests	122,051	125,670
Silver And Gold Interest [member]
Disclosure of geographical areas [line items]
Sales	843,215	891,557
Silver and gold interests	5,423,277	5,919,272
Silver And Gold Interest [member] | Canada [member]
Disclosure of geographical areas [line items]
Silver and gold interests	448,605	498,509
Silver And Gold Interest [member] | United States [member]
Disclosure of geographical areas [line items]
Silver and gold interests	433	433
Silver And Gold Interest [member] | Mexico [member]
Disclosure of geographical areas [line items]
Silver and gold interests	539,620	560,727
Silver And Gold Interest [member] | Greece [member]
Disclosure of geographical areas [line items]
Silver and gold interests	9,036	15,138
Silver And Gold Interest [member] | Portugal [member]
Disclosure of geographical areas [line items]
Silver and gold interests	23,725	24,598
Silver And Gold Interest [member] | Sweden [member]
Disclosure of geographical areas [line items]
Silver and gold interests	39,614	42,180
Silver And Gold Interest [member] | Argentina / Chile [member]
Disclosure of geographical areas [line items]
Silver and gold interests	266,989	502,598
Silver And Gold Interest [member] | Brazil [member]
Disclosure of geographical areas [line items]
Silver and gold interests	2,808,731	2,904,835
Silver And Gold Interest [member] | Peru [member]
Disclosure of geographical areas [line items]
Silver and gold interests	$ 1,286,524	$ 1,370,254